Quarterly Holdings Report
for
Fidelity Flex® Freedom Blend Funds
Fidelity Flex® Freedom Blend 2035 Fund
December 31, 2021
Z35-NPRT3-0322
1.9884243.104
Domestic Equity Funds - 43.6%
	Shares	Value ($)
Fidelity Series Blue Chip Growth Fund (a)	4,849	79,774
Fidelity Series Commodity Strategy Fund (a)	4,257	17,411
Fidelity Series Large Cap Growth Index Fund (a)	2,613	50,557
Fidelity Series Large Cap Stock Fund (a)	2,960	56,210
Fidelity Series Large Cap Value Index Fund (a)	6,914	107,579
Fidelity Series Small Cap Opportunities Fund (a)	1,805	26,926
Fidelity Series Value Discovery Fund (a)	2,402	39,798
TOTAL DOMESTIC EQUITY FUNDS (Cost $357,668)		378,255

International Equity Funds - 37.2%
	Shares	Value ($)
Fidelity Series Canada Fund (a)	1,529	22,221
Fidelity Series Emerging Markets Fund (a)	1,071	11,251
Fidelity Series Emerging Markets Opportunities Fund (a)	4,813	101,165
Fidelity Series International Growth Fund (a)	2,620	50,094
Fidelity Series International Index Fund (a)	1,717	21,034
Fidelity Series International Small Cap Fund (a)	804	17,197
Fidelity Series International Value Fund (a)	4,487	50,121
Fidelity Series Overseas Fund (a)	3,478	50,086
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $328,653)		323,169

Bond Funds - 19.2%
	Shares	Value ($)
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund (a)	173	1,737
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund (a)	687	6,961
Fidelity Series Corporate Bond Fund (a)	1,882	20,722
Fidelity Series Emerging Markets Debt Fund (a)	499	4,523
Fidelity Series Emerging Markets Debt Local Currency Fund (a)	161	1,524
Fidelity Series Floating Rate High Income Fund (a)	93	858
Fidelity Series Government Bond Index Fund (a)	2,610	27,609
Fidelity Series High Income Fund (a)	577	5,505
Fidelity Series International Credit Fund (a)	6	56
Fidelity Series International Developed Markets Bond Index Fund (a)	902	8,869
Fidelity Series Investment Grade Bond Fund (a)	2,534	29,451
Fidelity Series Investment Grade Securitized Fund (a)	1,983	20,402
Fidelity Series Long-Term Treasury Bond Index Fund (a)	4,071	34,689
Fidelity Series Real Estate Income Fund (a)	278	3,266
TOTAL BOND FUNDS (Cost $167,452)		166,172

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $853,773)	867,596
NET OTHER ASSETS (LIABILITIES) - 0.0%	(2)
NET ASSETS - 100.0%	867,594

Legend

(a)	Affiliated Fund

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. If an Underlying Fund changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund	-	2,645	895	13	(10)	(3)	1,737
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	-	7,000	71	39	-	32	6,961
Fidelity Series Blue Chip Growth Fund	14,930	78,983	12,065	7,546	(756)	(1,318)	79,774
Fidelity Series Canada Fund	3,328	18,792	1,333	464	4	1,430	22,221
Fidelity Series Commodity Strategy Fund	4,295	21,916	7,669	2,530	(1,266)	135	17,411
Fidelity Series Corporate Bond Fund	3,459	19,342	1,849	238	(27)	(203)	20,722
Fidelity Series Emerging Markets Debt Fund	844	4,239	456	80	(31)	(73)	4,523
Fidelity Series Emerging Markets Debt Local Currency Fund	279	1,464	108	56	(5)	(106)	1,524
Fidelity Series Emerging Markets Fund	2,269	10,625	944	355	(45)	(654)	11,251
Fidelity Series Emerging Markets Opportunities Fund	20,427	104,482	7,909	11,137	(457)	(15,378)	101,165
Fidelity Series Floating Rate High Income Fund	163	852	157	16	(4)	4	858
Fidelity Series Government Bond Index Fund	4,267	25,486	1,952	102	(51)	(141)	27,609
Fidelity Series Government Money Market Fund 0.08%	402	529	931	-	-	-	-
Fidelity Series High Income Fund	976	4,904	362	126	(3)	(10)	5,505
Fidelity Series Inflation-Protected Bond Index Fund	3,097	13,624	16,816	161	257	(162)	-
Fidelity Series International Credit Fund	55	1	-	1	-	-	56
Fidelity Series International Developed Markets Bond Index Fund	-	9,142	233	5	(4)	(36)	8,869
Fidelity Series International Growth Fund	8,184	46,879	3,299	3,741	3	(1,673)	50,094
Fidelity Series International Index Fund	3,417	19,096	1,420	499	(14)	(45)	21,034
Fidelity Series International Small Cap Fund	2,952	16,627	1,044	1,936	(14)	(1,324)	17,197
Fidelity Series International Value Fund	8,175	45,967	3,876	2,347	(17)	(128)	50,121
Fidelity Series Investment Grade Bond Fund	4,736	27,375	2,404	256	(38)	(218)	29,451
Fidelity Series Investment Grade Securitized Fund	3,318	18,854	1,629	62	(21)	(120)	20,402
Fidelity Series Large Cap Growth Index Fund	9,424	44,324	7,722	1,322	126	4,405	50,557
Fidelity Series Large Cap Stock Fund	10,296	50,892	6,656	2,677	(108)	1,786	56,210
Fidelity Series Large Cap Value Index Fund	19,667	98,157	12,588	6,147	(82)	2,426	107,580
Fidelity Series Long-Term Treasury Bond Index Fund	4,234	32,603	2,256	302	(179)	287	34,689
Fidelity Series Overseas Fund	8,197	44,525	3,912	1,386	(1)	1,277	50,086
Fidelity Series Real Estate Income Fund	589	2,859	237	72	(1)	56	3,266
Fidelity Series Short-Term Credit Fund	198	459	652	3	1	(6)	-
Fidelity Series Small Cap Opportunities Fund	4,975	25,557	3,102	2,673	(352)	(152)	26,926
Fidelity Series Treasury Bill Index Fund	638	1,427	2,065	-	-	-	-
Fidelity Series Value Discovery Fund	7,267	37,558	5,140	3,116	(74)	187	39,798
	155,058	837,185	111,752	49,408	(3,169)	(9,725)	867,597

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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